Fair Value of Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item loan	Dec. 31, 2018 USD ($) item
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment		$ 1,319
Impaired Loans, Cumulative Charge-Offs	$ 251	428
Number of impaired loans requiring a valuation allowance | item	2
Fair Value	$ 2,001
Valuation allowance	417
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 2,144	$ 1,319
Number of impaired loans not requiring a valuation allowance	2	6
Fair Value	$ 1,584	$ 1,319